Document and Entity Information	Oct. 01, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	CHIMERA INVESTMENT CORP
Amendment Flag	false
Entity Central Index Key	0001409493
Document Type	8-K
Document Period End Date	Oct. 01, 2025
Entity Incorporation State Country Code	MD
Entity File Number	001-33796
Entity Tax Identification Number	26-0630461
Entity Address, Address Line One	630 Fifth Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, Address Line Three	Suite 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	(888)
Local Phone Number	895-6557
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE
M 9.000 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.000% Senior Notes due 2029
Trading Symbol	CIMN
Security Exchange Name	NYSE
M 9.250 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.250% Senior Notes due 2029
Trading Symbol	CIMO
Security Exchange Name	NYSE
M 8.875 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.875% Senior Notes due 2030
Trading Symbol	CIMP
Security Exchange Name	NYSE